NOTES PAYABLE - WORKING CAPITAL	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Notes Payable - Working Capital
NOTES PAYABLE - WORKING CAPITAL

NOTE 7 – NOTES PAYABLE – WORKING CAPITAL

During the three months ending March 31, 2022, the Company and the Company’s wholly owned operating subsidiary completed the sale of additional short-term notes under similar terms in the additional principal amount totaling $60,000. The notes are secured by a pledge of certain of the Company’s current inventory and the chief executive officer’s personal guaranty.

During the three months ending March 31, 2022, the Company and the Company’s wholly-owned operating subsidiary repaid $2,541,634 and completed the conversion of short term notes with a face value of $1,950,224 and accrued interest to shares of Common Stock with a fair value of $2,803,632, resulting in a Loss on Extinguishment of Debt of $1,376,756.

As of March 31, 2022, and December 31, 2021, the outstanding balance due on the working capital notes was $606,234 and $4,952,326, respectively.

NOTE 7 - NOTES PAYABLE - WORKING CAPITAL

During the year ending December 31, 2020, the Company and the Company’s wholly-owned operating subsidiary completed the sale of additional short term notes and extensions of short term notes under similar terms in the additional principal amount totaling $2,869,171. The notes are secured by a pledge of certain of the Company’s current inventory and the Chief Executive Officer’s personal guaranty. These short term working capital notes mature in 30-180 days. In connection with these notes, the Company issued 215,948 shares of its Common Stock, warrants to purchase 31,875 shares of its Common Stock. The fair value of these share incentives was calculated to be $1,660,112. The fair value of the share incentives was recorded as a discount to the note payable and the discount was amortized over the term of those agreements to interest expense using the straight-line method that approximates the effective interest method. Interest expense recorded as a result of amortization of discount for the year ended December 31, 2020 is $1,411,203.

During the year ended December 31, 2020, the Company and the Company’s wholly-owned operating subsidiary completed the conversion of short term notes with a face value of $1,080,000 and accrued interest to 121,250 shares of Common Stock with a fair value of $1,651,900, resulting in a Loss on Extinguishment of Debt of $916,204.

During the year ending December 31, 2021, the Company and the Company’s wholly-owned operating subsidiary completed the sale of additional short term notes and extensions of short term notes under similar terms in the additional principal amount totaling $2,244,100. The notes are secured by a pledge of certain of the Company’s current inventory and the chief executive officer’s personal guaranty. These short-term working capital notes mature in 30-180 days. In connection with these notes, the Company issued 546,292 shares of its Common Stock, warrants to purchase 662,713 shares of its Common Stock. The fair value of these share incentives was calculated to be $1,437,432. The fair value of the share incentives was recorded as a discount to the note payable and the discount was amortized over the term of those agreements to interest expense using the straight-line method that approximates the effective interest method. Interest expense recorded as a result of amortization of discount for the year ended December 31, 2021 is $1,261,695.

During the year ended December 31, 2021, the Company and the Company’s wholly-owned operating subsidiary completed the conversion of short term notes with a face value of $1,713,904 and accrued interest to 96,336 shares of Common Stock with a fair value of $2,691,940, resulting in a Loss on Extinguishment of Debt of $725,723.

As of December 31, 2021, and 2020, the outstanding balance due on the working capital notes was $3,879,428 and $4,672,096, respectively.